COREFUNDS, INC.
                            680 East Swedesford Road
                           Wayne, Pennsylvania 19087

                       Supplement dated December 31, 1996
           to the Individual Shares Prospectus dated November 1, 1996

     The prospectus dated November 1, 1996, of CoreFunds, Inc. (the "Company") relating to the Individual Shares is hereby amended and supplemented by the following:

     In the Section entitled "Opening an Account and Purchasing Shares -- Sales Charges" on page 77 of the Prospectus, the broker-dealer reallowances for the Class A Shares of the Funds are revised to reflect a reallowance of 100% of the sales charge which is expected to terminate on March 31, 1997. Accordingly, the Broker-Dealer Reallowance for Class A Shares of the Funds are revised in the Class A Sales Charge Table as follows:


                       Class A Shares of the Equity Funds
------------------------------------------------------------------------------------------------
                         Sales Charge as a      Sales Charge as a      Broker-Dealer Reallowance
Amount of                Percentage of          Percentage of          as a Percentage of
Transaction              Offering Price         Net Amount Invested    Offering Price
------------------------------------------------------------------------------------------------
Less than $50,000        5.50%                  5.82%                  5.50%
------------------------------------------------------------------------------------------------
$50,000 but less than
$100,000                 4.75%                  4.99%                  4.75%
------------------------------------------------------------------------------------------------
$100,000 but less than
$250,000                 3.75%                  3.90%                  3.75%
------------------------------------------------------------------------------------------------
$250,000 but less than
$500,000                 2.75%                  2.83%                  2.75%
------------------------------------------------------------------------------------------------
$500,000 but less than
$1,000,000               1.75%                  1.78%                  1.75%
------------------------------------------------------------------------------------------------
$1.000,000 and over         0%                     0%                     0%
------------------------------------------------------------------------------------------------


            Class A Shares of the Bond, Pennsylvania Municipal Bond,
                New Jersey Municipal Bond and Global Bond Funds
------------------------------------------------------------------------------------------------
                         Sales Charge as a      Sales Charge as a
Amount of                Percentage of          Percentage of          Broker-Dealer
Transaction              Offering Price         Net Amount Invested    Reallowance
------------------------------------------------------------------------------------------------
Less than $50,000        4.75%                  4.99%                  4.75%
------------------------------------------------------------------------------------------------
$50,000 but less than
$100,000                 4.25%                  4.44%                  4.25%
------------------------------------------------------------------------------------------------
$100,000 but less than
$250,000                 3.25%                  3.36%                  3.25%
------------------------------------------------------------------------------------------------
$250,000 but less than
$500,000                 2.25%                  2.30%                  2.25%
------------------------------------------------------------------------------------------------
$500,000 but less than
$1,000,000               1.75%                  1.78%                  1.75%
------------------------------------------------------------------------------------------------
$1.000,000 and over         0%                     0%                     0%
------------------------------------------------------------------------------------------------


        Class A Shares of the Short-Intermediate Bond, Short Term Income,
            Government Income and Intermediate Municipal Bond Funds
------------------------------------------------------------------------------------------------
                         Sales Charge as a      Sales Charge as a
Amount of                Percentage of          Percentage of          Broker-Dealer
Transaction              Offering Price         Net Amount Invested    Reallowance
------------------------------------------------------------------------------------------------
Less than $50,000        3.25%                  3.36%                  3.25%
------------------------------------------------------------------------------------------------
$50,000 but less than
$100,000                 3.00%                  3.09%                  3.00%
------------------------------------------------------------------------------------------------
$100,000 but less than
$250,000                 2.75%                  2.83%                  2.75%
------------------------------------------------------------------------------------------------
$250,000 but less than
$500,000                 2.00%                  2.04%                  2.00%
------------------------------------------------------------------------------------------------
$500,000 but less than
$1,000,000               1.25%                  1.27%                  1.25%
------------------------------------------------------------------------------------------------
$1.000,000 and over         0%                     0%                     0%
------------------------------------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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